Warrants (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrant Activity
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number	Exercise	Term	Intrinsic
	of Units	Price	(in years)	Value
Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	-

Outstanding at March 31, 2013	454,863	$0.98	4.6	54,584

Exercisable at March 31, 2013	454,863	$0.98	4.6	54,584